Share-Based Payment (Details) - Schedule of estimated fair value options granted to employees using the black- scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of estimated fair value options granted to employees using the black- scholes option pricing model [Abstract]
Expected term (years)	10 years	10 years
Expected volatility	99.26%	123.69%
Estimated exercise price (in Dollars per share)	$ 3.133	$ 0.98
Risk-free interest rate	0.65%	2.00%
Dividend yield	0.00%	0.00%